Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured at Fair Value on a Recurring Basis

Financial assets measured at fair value on a recurring basis are categorized in the tables below based upon the lowest level of significant input to the valuations (in thousands):

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Money market funds	$2,864	$—	$—	$2,864
U.S. government treasury bills	—	3,008	—	3,008
Corporate bonds and commercial paper	—	5,504	—	5,504